Segments and Geographical Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentage of revenue from a single external customer	12.00%	12.00%	11.00%